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Gotham Index Plus Fund
Gotham Index Plus Fund

FUNDVANTAGE TRUST

Gotham Index Plus Fund

Supplement dated May 1, 2020 to the Prospectus of

Gotham Index Plus Fund

(the "Fund") dated February 1, 2020 (the "Prospectus")

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus. The information in this supplement updates and amends certain information contained in the Prospectus for the Fund and should be read in conjunction with the Prospectus.

On page 27 of the Prospectus, the performance table under the heading "Gotham Index Plus Fund Investor Class Shares Average Annual Total Returns for the periods ended December 31, 2019" is deleted in its entirety and replaced with the following:

Gotham Index Plus Fund Investor Class Shares Average Annual Total Returns for the periods ended December 31, 2019[3]	1 Year	Since Inception (March 31, 2015)
Investor Class Shares Return Before Taxes	19.08%	11.70%
S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)[2]	31.49%	12.13%

Average Annual Total Returns for the periods ended December 31, 2019
Average Annual Total Returns - Gotham Index Plus Fund - Investor Class	Label	1 Year	Since Inception	Inception Date
Performance Measure Domain	Investor Class Shares Return Before Taxes	19.08%	11.70%	Mar. 31, 2015
S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)	31.49%	12.13%	Mar. 31, 2015

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE